BUSINESS ACQUISITION - Assets and liabilities of Naperville (Details) - ARS ($) $ in Millions	Dec. 31, 2024	May 20, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents	$ 318,319		$ 347,930	$ 271,606	$ 262,205
Total current investments	33,584		269,959
Trade receivables	295,992		289,338
PP&E	4,330,508		4,947,233
Intangible assets	1,896,375		1,973,865
Trade payables	(444,687)		(777,098)
Less: non-controlling interests	(109,779)		(168,878)
Goodwill	3,372,692		$ 3,362,152	$ 3,355,071
Naperville Investments LLC | Televisin Dirigida
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents		$ 642
Investment		1,613
Trade receivables		420
Property, plant and equipment		2,019
Customer Relationship recognized		1,643
Trade payables		(1,343)
Other assets / liabilities, net		(2,706)
Net identifiable assets acquired		2,288
Less: non-controlling interests		(1,394)
Goodwill recognized as of acquisition date		13,689
Total		$ 14,583
Cash and cash equivalents	847
Total current investments	2,129
Trade receivables	554
PP&E	2,663
Intangible assets	2,169
Trade payables	(1,772)
Other assets / liabilities, net	(3,498)
Net Assets Acquired	3,092
Less: non-controlling interests	(1,883)
Goodwill	18,037
Net identifiable assets, including goodwill	$ 19,246